UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630
John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Greater China Opportunities Fund

Annual Report
10.31.12

A look at performance

Total returns for the period ended October 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	2.14	–10.47	—	9.30[1]	2.14	–42.49	—	93.08[1]

Class B	1.70	–10.56	—	9.26[1]	1.70	–42.77	—	92.49[1]

Class C	5.71	–10.23	—	9.25[1]	5.71	–41.71	—	92.41[1]

Class I2	8.01	–9.50	—	10.27[1]	8.01	–39.29	—	106.13[1]

Class NAV [2]	8.20	–8.98	—	2.06[3]	8.20	–37.51	—	12.65[3]

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-13 for Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net (%)	1.67	2.46	2.45	1.31	1.14
Gross (%)	1.67	2.46	2.45	2.05	1.14

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Greater China Opportunities Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B4	6-9-05	$19,249	$19,249	$18,904

Class C4	6-9-05	19,241	19,241	18,904

Class I2	6-9-05	20,613	20,613	18,904

Class NAV[2]	12-28-06	11,265	11,265	12,663

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 6-9-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 From 12-28-06.

4 No contingent deferred sales charge applicable.

Annual report | Greater China Opportunities Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of
Manulife Asset Management (North America) Limited

Stocks in the Greater China region were volatile but managed to finish the year ended October 31, 2012 with a gain of 8.02%, as measured by the Fund’s benchmark, the MSCI Golden Dragon Index. In the same period, John Hancock Greater China Opportunities Fund’s Class A shares returned 7.51%, excluding sales charges. Meanwhile, the average China region fund monitored by Morningstar, Inc. posted a 2.61% return. Early in the period, improving U.S. economic data and the European Central Bank’s moves to backstop ailing eurozone banks spurred prospects for the China region’s export-related stocks. However, the market retraced most of those gains from March through early June. Over the 2012 summer, the market was choppy, but share prices rose in September and October, responding to further efforts by global central banks to stimulate economic growth and the Chinese government’s September announcement of a 1 trillion yuan ($157 billion U.S.) program of outlays for infrastructure projects.

Fund performance was aided most by stock picking in financials and telecommunication services, while choices in materials and information technology curbed results. On a country basis, stock selection in China and Taiwan helped the Fund in roughly equal measures. On the other hand, despite the Hong Kong market’s strong showing during the period, the Fund’s disappointing security selection in Hong Kong hampered performance relative to the Fund’s benchmark. Not owning Taiwan-based benchmark component HTC Corp. was a good decision, as the stock fell by more than half. Also lifting the Fund’s results was an out-of-benchmark stake in China’s AAC Technologies Holdings Inc., which we sold, and strong performing positions in Hong Kong-based property developers China Resources Land Ltd. and Shimao Property Holdings Ltd., the latter of which we sold. Conversely, Dongfang Electric Corp. Ltd. was a noteworthy detractor, hurt by lackluster global growth, and we sold the stock from the Fund’s portfolio. Foxconn International Holdings Ltd., the world’s largest contract mobile phone maker, reported disappointing earnings for the first half of 2012, and we sold the stock, while poor timing of ownership of electronics component maker Hon Hai Precision Industry Company Ltd., headquartered in Taiwan, hurt the Fund. Underweighting Chinese Internet firm Tencent Holdings Ltd. also detracted.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets, and carry the high levels of risk associated with emerging markets. The Fund is non-diversified, which allows it to make larger investments in individual companies. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	Greater China Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2012 with the same investment held until October 31, 2012.

	Account value	Ending value	Expenses paid during
	on 5-1-12	on 10-31-12	period ended 10-31-12[1]

Class A	$1,000.00	$1,041.70	$9.55

Class B	1,000.00	1,037.40	13.88

Class C	1,000.00	1,037.40	13.88

Class I	1,000.00	1,044.80	6.73

Class NAV	1,000.00	1,044.80	6.73

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Greater China Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2012, with the same investment held until October 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-12	on 10-31-12	period ended 10-31-12[1]

Class A	$1,000.00	$1,015.80	$9.42

Class B	1,000.00	1,011.50	13.70

Class C	1,000.00	1,011.50	13.70

Class I	1,000.00	1,018.60	6.65

Class NAV	1,000.00	1,018.60	6.65

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.86%, 2.71%, 2.71%, 1.31% and 1.31% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10	Greater China Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings (33.0% of Net Assets on 10-31-12)[1,2]

Taiwan Semiconductor		China Shenhua Energy
Manufacturing Company, Ltd.	6.1%	Company, Ltd., H Shares	2.8%

Industrial & Commercial		Kerry Properties, Ltd.	2.4%
Bank of China, H Shares	3.9%
		New World Development
China Construction Bank Corp.,		Company, Ltd.	2.4%
H Shares	3.8%
		CNOOC, Ltd.	2.3%
MediaTek, Inc.	3.8%
		Hutchison Whampoa, Ltd.	2.2%
AIA Group, Ltd.	3.3%

Sector Composition[1,3]

Financials	33.1%	Utilities	4.0%

Information Technology	21.5%	Materials	3.7%

Consumer Discretionary	9.9%	Consumer Staples	2.5%

Energy	9.3%	Health Care	1.0%

Industrials	8.6%	Other	0.3%

Telecommunication Services	6.1%

1 As a percentage of net assets on 10-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Greater China Opportunities Fund	11

Fund’s investments

As of 10-31-12

	Shares	Value
Common Stocks 99.7%		$65,095,701

(Cost $56,090,275)

China 29.9%		19,562,330

Bank of Communications Company, Ltd., H Shares	525,000	374,204

China Communications Construction Company, Ltd., H Shares	746,000	700,855

China Construction Bank Corp., H Shares	3,315,000	2,499,949

China Eastern Airlines Corp., Ltd., H Shares (I)	2,780,000	967,812

China Minsheng Banking Corp., Ltd., H Shares	587,500	534,389

China Pacific Insurance Group Company, Ltd., H Shares	349,000	1,090,268

China Shenhua Energy Company, Ltd., H Shares	423,000	1,798,540

CNOOC, Ltd.	726,000	1,495,115

CPMC Holdings, Ltd.	469,000	331,094

Industrial & Commercial Bank of China, H Shares	3,879,500	2,553,427

Lenovo Group, Ltd.	570,000	458,593

Li Ning Company, Ltd. (I)	557,500	294,997

PetroChina Company, Ltd., H Shares	926,000	1,253,013

Shenzhou International Group Holdings, Ltd.	419,000	816,154

Sinotruk Hong Kong, Ltd.	980,000	562,975

Sunac China Holdings Ltd.	2,672,000	1,412,632

Tencent Holdings, Ltd.	30,000	1,061,754

Tingyi Holding Corp.	390,000	1,158,308

Yanzhou Coal Mining Company, Ltd., H Shares	132,000	198,251

Hong Kong 40.6%		26,500,486

AIA Group, Ltd.	550,600	2,174,576

BOC Hong Kong Holdings, Ltd.	309,500	951,086

Brilliance China Automotive Holdings, Ltd. (I)	828,000	1,032,718

Cheung Kong Infrastructure Holdings, Ltd.	132,000	773,971

China Everbright International, Ltd.	2,079,000	1,070,440

China Mobile, Ltd.	129,500	1,435,405

China Power International Development, Ltd.	1,891,000	513,093

China Resources Cement Holdings, Ltd.	580,000	393,029

China Resources Land, Ltd.	528,000	1,200,972

China Unicom Hong Kong, Ltd.	384,000	621,946

Haier Electronics Group Company, Ltd. (I)	459,000	586,677

Henderson Land Development Company, Ltd.	111,000	768,580

Hong Kong & China Gas Company, Ltd.	276,100	735,159

Hong Kong Exchanges & Clearing, Ltd.	30,700	503,980

Hutchison Whampoa, Ltd.	147,000	1,446,372

Kerry Properties, Ltd.	317,000	1,575,839

12	Greater China Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Kingboard Chemical Holdings, Ltd.	220,000	$655,067

Kunlun Energy Company, Ltd.	708,000	1,315,134

Lee & Man Chemical Company, Ltd.	914,000	479,866

New World Development Company, Ltd.	1,000,000	1,540,518

Pacific Basin Shipping, Ltd.	1,589,000	845,717

Power Assets Holdings, Ltd.	67,500	573,737

Sino Biopharmaceutical, Ltd.	1,688,000	675,071

SmarTone Telecommunications Holdings, Ltd.	336,000	676,677

Swire Properties, Ltd.	305,800	945,928

Vinda International Holdings, Ltd.	350,000	486,103

Wharf Holdings, Ltd.	150,000	1,025,045

Xinyi Glass Holdings Company, Ltd.	1,940,000	1,083,469

Yuexiu Real Estate Investment Trust	869,000	414,311

Macau 1.4%		914,867

Sands China, Ltd.	243,600	914,867

Taiwan 26.7%		17,415,716

Advanced Semiconductor Engineering, Inc.	499,000	374,890

AmTRAN Technology Company, Ltd.	333,000	281,401

Cheng Shin Rubber Industry Company, Ltd.	380,500	951,189

Cheng Uei Precision Industry Company, Ltd.	224,000	494,896

China Life Insurance Company, Ltd. (I)	565,466	440,320

Formosa Plastics Corp.	182,000	495,607

Hermes Microvision, Inc.	29,000	478,010

Hon Hai Precision Industry Company, Ltd.	420,700	1,263,962

Largan Precision Company, Ltd.	23,000	488,550

MediaTek, Inc.	221,000	2,451,081

Mega Financial Holding Company, Ltd.	1,198,715	870,792

Novatek Microelectronics Corp., Ltd.	241,000	905,754

Ruentex Industries, Ltd.	343,000	773,449

Sigurd Microelectronics Corp.	316,000	261,896

Taiwan Cement Corp.	345,000	442,054

Taiwan Fertilizer Company, Ltd. (I)	121,000	287,659

Taiwan Mobile Company, Ltd.	365,000	1,273,353

Taiwan Semiconductor Manufacturing Company, Ltd.	1,304,089	3,959,437

TPK Holding Company, Ltd.	39,000	488,406

Zhen Ding Technology Holding, Ltd.	164,000	433,010

United Kingdom 1.1%		702,302

Standard Chartered PLC	29,500	702,302

Total investments (Cost $56,090,275)† 99.7%		$65,095,701

Other assets and liabilities, net 0.3%		$173,222

Total net assets 100.0%		$65,268,923

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Greater China Opportunities Fund	13

Notes to Schedule of Investments

(I) Non-income producing security.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $56,092,083. Net unrealized appreciation aggregated $9,003,618, of which $10,131,607 related to appreciated investment securities and $1,127,989 related to depreciated investment securities.

The Fund had the following sector composition as of 10-31-12 (as a percentage of total net assets):

Financials	33.1%
Information Technology	21.5%
Consumer Discretionary	9.9%
Energy	9.3%
Industrials	8.6%
Telecommunication Services	6.1%
Utilities	4.0%
Materials	3.7%
Consumer Staples	2.5%
Health Care	1.0%
Other	0.3%

14	Greater China Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $56,090,275)	$65,095,701
Foreign currency, at value (Cost $128,000)	128,194
Receivable for investments sold	368,341
Receivable for fund shares sold	41,218
Dividends receivable	5,024
Other receivables and prepaid expenses	22,900

Total assets	65,661,378

Liabilities

Due to custodian	6,113
Payable for investments purchased	59,455
Payable for fund shares repurchased	161,698
Payable to affiliates
Accounting and legal services fees	2,706
Transfer agent fees	10,430
Distribution and service fees	27,597
Trustees’ fees	4,838
Investment management fees	48,154
Other liabilities and accrued expenses	71,464

Total liabilities	392,455

Net assets

Paid-in capital	$60,099,097
Undistributed net investment income	98,301
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(3,934,097)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	9,005,622

Net assets	$65,268,923

See notes to financial statements	Annual report | Greater China Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($44,357,684 ÷ 2,465,110 shares)	$17.99
Class B ($8,768,377 ÷ 501,290 shares)[1]	$17.49
Class C ($10,375,860 ÷ 593,659 shares)[1]	$17.48
Class I ($1,138,534 ÷ 63,390 shares)	$17.96
Class NAV ($628,468 ÷ 34,578 shares)	$18.18

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.94

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Greater China Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,687,879
Less foreign taxes withheld	(159,678)

Total investment income	1,528,201

Expenses

Investment management fees	704,566
Distribution and service fees	351,270
Accounting and legal services fees	16,398
Transfer agent fees	137,341
Trustees’ fees	4,420
State registration fees	63,876
Printing and postage	20,090
Professional fees	52,596
Custodian fees	44,439
Registration and filing fees	36,880
Other	11,798

Total expenses	1,443,674
Less expense reductions	(17,730)

Net expenses	1,425,944

Net investment income	102,257

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,832,033)
Foreign currency transactions	(732)

(2,832,765)
Change in net unrealized appreciation (depreciation) of
Investments	7,273,246
Translation of assets and liabilities in foreign currencies	465

7,273,711

Net realized and unrealized gain	4,440,946

Increase in net assets from operations	$4,543,203

See notes to financial statements	Annual report | Greater China Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-12	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$102,257	$482,174
Net realized gain (loss)	(2,832,765)	21,618,247
Change in net unrealized appreciation (depreciation)	7,273,711	(37,909,248)

Increase (decrease) in net assets resulting from operations	4,543,203	(15,808,827)

Distributions to shareholders
From net investment income
Class A	(460,788)	(253,588)
Class B	(16,705)	—
Class C	(19,488)	—
Class I	(14,687)	(11,244)
Class NAV	(11,779)	(6,591)

Total distributions	(523,447)	(271,423)

From Fund share transactions	(17,237,353)	(25,387,357)

Total decrease	(13,217,597)	(41,467,607)

Net assets

Beginning of year	78,486,520	119,954,127

End of year	$65,268,923	$78,486,520

Undistributed net investment income	$98,301	$520,223

18	Greater China Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$16.90	$20.24	$17.33	$11.61	$32.54
Net investment income[1]	0.06	0.14	0.08	0.12	0.04
Net realized and unrealized gain (loss)
on investments	1.18	(3.41)	2.94	5.63	(19.08)
Total from investment operations	1.24	(3.27)	3.02	5.75	(19.04)
Less distributions
From net investment income	(0.15)	(0.07)	(0.11)	(0.03)	(0.06)
From net realized gain	—	—	—	—	(1.83)
Total distributions	(0.15)	(0.07)	(0.11)	(0.03)	(1.89)
Net asset value, end of period	$17.99	$16.90	$20.24	$17.33	$11.61
Total return (%)[2,3]	7.51	(16.24)	17.46	49.62	(61.75)

Ratios and supplemental data

Net assets, end of period (in millions)	$44	$53	$80	$90	$69
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.67	1.73	1.95	1.77
Expenses net of fee waivers	1.80	1.67	1.70	1.95	1.77
Expenses net of fee waivers and credits	1.80	1.67	1.70	1.92	1.77
Net investment income	0.37	0.67	0.45	0.86	0.21
Portfolio turnover (%)	132	145	71	105	98

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Greater China Opportunities Fund	19

CLASS B SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$16.42	$19.76	$16.95	$11.41	$32.16
Net investment income (loss)[1]	(0.08)	(0.02)	(0.06)	0.01	(0.09)
Net realized and unrealized gain (loss)
on investments	1.18	(3.32)	2.87	5.53	(18.83)
Total from investment operations	1.10	(3.34)	2.81	5.54	(18.92)
Less distributions
From net investment income	(0.03)	—	—[2]	—	—
From net realized gain	—	—	—	—	(1.83)
Total distributions	(0.03)	—	—[2]	—	(1.83)
Net asset value, end of period	$17.49	$16.42	$19.76	$16.95	$11.41
Total return (%)[3,4]	6.70	(16.90)	16.58	48.55	(62.02)

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$11	$17	$19	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.61	2.46	2.49	2.70	2.49
Expenses net of fee waivers	2.61	2.46	2.45	2.70	2.49
Expenses net of fee waivers and credits	2.61	2.46	2.45	2.67	2.49
Net investment income (loss)	(0.45)	(0.11)	(0.31)	0.11	(0.43)
Portfolio turnover (%)	132	145	71	105	98

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS C SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$16.41	$19.75	$16.94	$11.40	$32.16
Net investment income (loss)[1]	(0.07)	(0.02)	(0.05)	0.01	(0.09)
Net realized and unrealized gain (loss)
on investments	1.17	(3.32)	2.86	5.53	(18.84)
Total from investment operations	1.10	(3.34)	2.81	5.54	(18.93)
Less distributions
From net investment income	(0.03)	—	—[2]	—	—
From net realized gain	—	—	—	—	(1.83)
Total distributions	(0.03)	—	—[2]	—	(1.83)
Net asset value, end of period	$17.48	$16.41	$19.75	$16.94	$11.40
Total return (%)[3,4]	6.71	(16.91)	16.59	48.60	(62.06)

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$12	$18	$20	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	2.61	2.45	2.48	2.71	2.49
Expenses net of fee waivers	2.61	2.45	2.44	2.71	2.49
Expenses net of fee waivers and credits	2.61	2.45	2.44	2.68	2.49
Net investment income (loss)	(0.43)	(0.12)	(0.26)	0.10	(0.43)
Portfolio turnover (%)	132	145	71	105	98

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

20	Greater China Opportunities Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$16.82	$20.14	$17.24	$11.57	$32.69
Net investment income[1]	0.12	0.18	0.01	0.18	0.04
Net realized and unrealized gain (loss)
on investments	1.20	(3.41)	3.02	5.53	(19.14)
Total from investment operations	1.32	(3.23)	3.03	5.71	(19.10)
Less distributions
From net investment income	(0.18)	(0.09)	(0.13)	(0.04)	(0.19)
From net realized gain	—	—	—	—	(1.83)
Total distributions	(0.18)	(0.09)	(0.13)	(0.04)	(2.02)
Net asset value, end of period	$17.96	$16.82	$20.14	$17.24	$11.57
Total return (%)[2]	8.01	(16.12)	17.61	49.49	(61.89)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$2	$3	$5	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.74	2.02	1.83	1.81	1.64
Expenses net of fee waivers and credits	1.39	1.53	1.57	1.65	1.64
Net investment income	0.73	0.87	0.08	1.25	0.19
Portfolio turnover (%)	132	145	71	105	98

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS NAV SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08

Per share operating performance

Net asset value, beginning of period	$17.07	$20.42	$17.47	$11.66	$32.72
Net investment income[1]	0.15	0.26	0.20	0.24	0.24
Net realized and unrealized gain (loss)
on investments	1.21	(3.47)	2.96	5.65	(19.20)
Total from investment operations	1.36	(3.21)	3.16	5.89	(18.96)
Less distributions
From net investment income	(0.25)	(0.14)	(0.21)	(0.08)	(0.27)
From net realized gain	—	—	—	—	(1.83)
Total distributions	(0.25)	(0.14)	(0.21)	(0.08)	(2.10)
Net asset value, end of period	$18.18	$17.07	$20.42	$17.47	$11.66
Total return (%)[2]	8.20	(15.82)	18.17	50.84	(61.51)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.14	1.11	1.12	1.17
Expenses net of fee waivers and credits	1.24	1.14	1.11	1.12	1.17
Net investment income	0.87	1.30	1.08	1.63	1.16
Portfolio turnover (%)	132	145	71	105	98

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Less than $500,000.

See notes to financial statements	Annual report | Greater China Opportunities Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the Fund) is a series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant

22	Greater China Opportunities Fund | Annual report

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected

Annual report | Greater China Opportunities Fund	23

in other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2012 were $1,132. For the year ended October 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward available to offset future net realized capital gains as of October 31, 2012. The following table details the capital loss carryforward available as of October 31, 2012:

CAPITAL LOSS CARRYFORWARDS	NO EXPIRATION DATE
EXPIRING AT OCTOBER 31, 2017	SHORT TERM

$974,763	$2,957,526

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2012 and October 31, 2011 was as follows:

	OCTOBER 31, 2012	OCTOBER 31, 2011

Ordinary Income	$523,447	$271,423

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2012, the components of distributable earnings on a tax basis consisted of $144,112 of undistributed ordinary income.

24	Greater China Opportunities Fund | Annual report

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the Fund’s average daily net assets; (b) 0.95% of the next $1,000,000,000; (c) 0.90% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class I shares of the Fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements are such that the total operating expenses for Class I shares will not exceed 1.31% of average daily net assets. The fee waivers and/or reimbursements will continue in effect until at least February 28, 2013. Prior to March 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.53% for Class I shares. Accordingly, these expense reductions amounted to $17,730 for Class I shares for the year ended October 31, 2012.

The investment management fees, including the impact of waivers and reimbursements described above, incurred for the year ended October 31, 2012 were equivalent to a net annual effective rate of 0.98% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense

Annual report | Greater China Opportunities Fund	25

was incurred. These accounting and legal services fees incurred for the year ended October 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $38,970 for the year ended October 31, 2012. Of this amount, $6,319 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $29,334 was paid as sales commissions to broker-dealers and $3,317 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2012, CDSCs received by the Distributor amounted to $26,696 and $1,224 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$142,928	$94,585	$16,027	$12,851
Class B	98,304	19,530	14,598	2,984
Class C	110,038	21,838	15,833	3,287
Class I	—	1,388	17,418	968
Total	$351,270	$137,341	$63,876	$20,090

26	Greater China Opportunities Fund | Annual report

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The John Hancock Group of Funds Deferred Compensation Plan (the Plan) was in effect on October 31, 2012 but since then has been terminated. Under the Plan, deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2012 and 2011 were as follows:

	Year ended 10-31-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	188,009	$3,154,840	418,179	$8,534,161
Distributions reinvested	27,921	427,184	11,278	230,417
Repurchased	(874,461)	(14,735,861)	(1,281,522)	(25,665,251)

Net decrease	(658,531)	($11,153,837)	(852,065)	($16,900,673)

Class B shares

Sold	17,421	$284,349	63,844	$1,272,349
Distributions reinvested	914	13,704	—	—
Repurchased	(198,391)	(3,259,399)	(261,914)	(5,076,231)

Net decrease	(180,056)	($2,961,346)	(198,070)	($3,803,882)

Class C shares

Sold	43,866	$719,454	67,997	$1,350,512
Distributions reinvested	1,020	15,277	—	—
Repurchased	(194,639)	(3,203,751)	(260,718)	(5,126,299)

Net decrease	(149,753)	($2,469,020)	(192,721)	($3,775,787)

Class I shares

Sold	74,374	$1,296,624	128,810	$2,661,060
Distributions reinvested	664	10,099	196	3,979
Repurchased	(101,401)	(1,746,676)	(173,369)	(3,598,260)

Net decrease	(26,363)	($439,953)	(44,363)	($933,221)

Class NAV shares

Sold	10,505	$179,663	16,862	$342,007
Distributions reinvested	765	11,779	321	6,591
Repurchased	(23,624)	(404,639)	(15,379)	(322,392)

Net increase (decrease)	(12,354)	($213,197)	1,804	$26,206

Net decrease	(1,027,057)	($17,237,353)	(1,285,415)	($25,387,357)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $93,029,260 and $109,878,271, respectively, for the year ended October 31, 2012.

Annual report | Greater China Opportunities Fund	27

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust III and
the Shareholders of John Hancock Greater China Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Greater China Opportunities Fund (the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2012

28	Greater China Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $1,687,879. The Fund intends to pass through foreign tax credits of $159,678.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

In prior years, certain dividends paid by the Fund were generally taxed to individuals at a rate of 15%. For tax years beginning after December 31, 2012, such favorable treatment of dividend income is scheduled to expire as are certain other favorable tax provisions. As a result, absent congressional action, the maximum tax rate on dividend income will increase from 15% to 39.6%. Congress is considering various tax law changes that could alter these changes in tax rates or that could otherwise affect the Fund or its shareholders.

Annual report | Greater China Opportunities Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Greater China Opportunities Fund (the Fund), a series of John Hancock Investment Trust III (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (North America) Limited (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee B was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that

30	Greater China Opportunities Fund | Annual report

result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the

Annual report | Greater China Opportunities Fund	31

Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

				SINCE
				INCEPTION
	1 YEAR	3 YEAR	5 YEAR	(6-9-05)

Greater China Opportunities Fund	–22.91%	10.83%	–1.01%	9.30%
Class A Shares
China Region Category Average	–24.00%	12.62%	0.75%	9.71%
MSCI Golden Dragon GD Index	–18.35%	15.73%	1.60%	7.61%

The Board noted that the Fund had underperformed its Category’s average performance over all periods shown, other than the one-year period over which it had outperformed. The Board had also noted that the Fund had underperformed its benchmark index’s performance over all periods shown, except the since inception period over which it had outperformed. The Board concluded that the steps the Adviser and Subadviser were taking, including the recent changes to the Fund’s management team, have resulted in recent performance improvement which the Board will continue to monitor.

32	Greater China Opportunities Fund | Annual report

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was the same as the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	1.00%	1.00%
Gross Expense Ratio	1.67%	1.96%
Net Expense Ratio	1.67%	1.83%

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Annual report | Greater China Opportunities Fund	33

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

34	Greater China Opportunities Fund | Annual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Investment Trust III and its series, John Hancock Greater China Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Investment Trust III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	3,258,979.36	79,638.71
Peter S. Burgess	3,261,862.72	76,855.35
William H. Cunningham	3,249,779.60	88,938.47
Grace K. Fey	3,263,671.76	75,046.31
Theron S. Hoffman	3,262,757.07	75,961.00
Deborah C. Jackson	3,251,491.24	87,226.83
Hassell H. McClellan	3,247,495.90	91,222.17
James M. Oates	3,259,971.01	78,747.06
Steven R. Pruchansky	3,262,278.58	76,439.49
Gregory A. Russo	3,250,625.19	88,092.88
Non-Independent Trustees
James R. Boyle	3,262,803.39	75,914.68
Craig Bromley	3,259,920.03	78,798.04
Warren A. Thomson	3,250,330.61	88,387.46

Annual report | Greater China Opportunities Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	240

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairman of the Board, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III
(2005–2006); Trustee (since 2004) and Chairman of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairman of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	240

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust (since
1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	240

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	240

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000);
former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks
Acquisition Company I, Inc. (until 2007); former Advisory Director, JP Morgan Chase Bank (formerly
Texas Commerce Bank–Austin) (until 2009). Trustee, John Hancock retail funds (since 1986); Trustee,
John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	240

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

36	Greater China Opportunities Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	240

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	240

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	240

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2005).

Steven R. Pruchansky, Born: 1944	2005	240

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairman of the Board (2011–2012),
John Hancock retail funds; Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Gregory A. Russo, Born: 1949	2009	240

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Greater China Opportunities Fund	37

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	240

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	240

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2010), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	240

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada (since
2001, including prior positions); Director and Chairman, Manulife Asset Management (since 2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

38	Greater China Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Treasurer, John Hancock Fund II
(since 2010, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund, effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive or director with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Greater China Opportunities Fund	39

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management
Peter S. Burgess*	a division of Manulife Asset Management
William H. Cunningham	(North America) Limited
Grace K. Fey
Theron S. Hoffman*	Principal distributor
Deborah C. Jackson	John Hancock Funds, LLC
Hassell H. McClellan
Steven R. Pruchansky, Vice Chairman	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	Greater China Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	08A 10/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/12

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $28,265 for the fiscal year ended October 31, 2012 for John Hancock Greater China Opportunities Fund and $27,576 for the fiscal year ended October 31, 2011 for John Hancock Greater China Opportunities Fund These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended October 31, 2012 amounted to $1,094 for John Hancock Greater China Opportunities Fund and $2,238 for the fiscal year ended October 31, 2011 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,461 for the fiscal year ended October 31, 2012 for John Hancock Greater China Opportunities Fund and $3,360 for the fiscal year ended October 31, 2011 for John Hancock Greater China Opportunities Fund. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2012 amounted to $419 for John Hancock Greater China Opportunities Fund and $1,316 for the fiscal year ended October 31, 2011 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor. (e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $3,659,814 for the fiscal year ended October 31, 2012 and $1,676,454 for the fiscal year ended October 31, 2011.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	December 20, 2012

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	December 20, 2012